Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 203,019		$ 177,042		$ 104,004
Statutory tax rate	25.00%		25.00%		24.00%
Theoretical tax expense	50,755		44,261		24,961
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(27,151)		(26,098)		(11,451)
Tax adjustment in respect of different tax rates for foreign subsidiaries	1,716		5,469		2,721
Changes in carry-forward losses and valuation allowances	4,986		1,643		(125)
Increase in taxes resulting from non-deductible expenses	112		1,426		1,105
Difference in basis of measurement for financial reporting and tax return purposes	(431)		(3,240)		(2,375)
Taxes in respect of prior years	(1,946)		(5,531)		(299)
Other differences, net	(2,728)	[1]	(831)	[1]	(913)	[1]
Actual tax expenses	$ 25,313		$ 17,099		$ 13,624
Effective tax rate	12.47%		9.66%		13.10%
Basic	$ 0.64		$ 0.62		$ 0.27
Diluted	$ 0.64		$ 0.62		$ 0.27

[1]	"Other differences, net" in 2013 includes a benefit of $2,300 resulting from tax rate changes in Israel and other jurisdictions.